UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21866
Highland Funds I
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: February 28, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

Highland Funds I
Highland Long/Short Equity Fund
(formerly Highland Equity Opportunities Fund)
Highland Healthcare Fund
Highland High Income Fund
Highland Income Fund
TABLE OF CONTENTS

Fund Profiles	1
Financial Statements	3
Investment Portfolios	4
Statements of Assets and Liabilities	7
Statements of Operations	9
Statements of Changes in Net Assets	10
Statements of Cash Flows	14
Financial Highlights	18
Notes to Financial Statements	30
Additional Information	38
Disclosure of Fund Expenses	38
Approval of Investment Advisory Agreement	39
Important Information About This Report	41
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
Highland Long/Short Equity Fund
Objective
Highland Long/Short Equity Fund, (formerly Highland Equity Opportunities Fund) seeks consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Net Assets as of February 28, 2009
$24.7 million
Portfolio Data as of February 28, 2009
The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period, excluding short sales. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time.

Top 5 Sectors as of 02/28/09 (%)*
Consumer Discretionary	12.9
Information Technology	11.1
Healthcare	8.8
Financial	5.7
Industrials	2.4

Top 10 Holdings as of 02/28/09 (%)*
Mylan, Inc.	3.7
Liberty Media Corp., Class A	3.1
EchoStar Corp., Class A	2.3
John Wiley & Sons, Inc., Class A	2.1
FTI Consulting, Inc.	2.0
Hatteras Financial Corp.	1.9
TFS Financial Corp.	1.9
FormFactor, Inc.	1.8
CVS Caremark Corp.	1.8
Salix Pharmaceuticals, Ltd.	1.5

*	Sectors and holdings are calculated as a percentage of total assets.
Semi-Annual Report | 1

FUND PROFILE
Highland Healthcare Fund
Objective
Highland Healthcare Fund seeks long-term capital appreciation.
Net Assets as of February 28, 2009
$2.2 million
Portfolio Data as of February 28, 2009
The information below provides a snapshot of Highland Healthcare Fund at the end of the reporting period. Highland Healthcare Fund is actively managed and the composition of its portfolio will change over time.

Top Sectors as of 02/28/09 (%)*
Medical Equipment	67.5
Pharmaceuticals	20.0
Managed Healthcare	6.9

Top Holdings as of 02/28/09 (%)*
Genesys, Ltd.	67.5
Teva Pharmaceutical Industries, Ltd., SP ADR	20.0
WellPoint, Inc.	6.9

*	Sectors and holdings are calculated as a percentage of total assets.
2 | Semi-Annual Report

FINANCIAL STATEMENTS
February 28, 2009
A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of each Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses accrued by each Fund during the reporting period The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
Semi-Annual Report | 3

INVESTMENT PORTFOLIO (unaudited)

As of February 28, 2009	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 66.0%

CONSUMER DISCRETIONARY - 19.0%
4,459	Advance Auto Parts, Inc.	170,557
21,019	Ascent Media Corp.,Class A (a)	492,896
15,566	Coach, Inc. (a)	217,613
15,786	Discovery Communications, Inc., Class A (a)	244,841
11,339	GameStop Corp., Class A (a)	305,246
30,229	Gap, Inc./The	326,171
24,668	John Wiley & Sons, Inc., Class A	774,329
66,038	Liberty Media Corp., Class A (a)	1,143,778
25,182	Rent-A-Center, Inc. (a)	441,189
42,225	Scientific Games Corp., Class A (a)	446,740
33,883	Smith & Wesson Holding Corp. (a)	129,772

		4,693,132

CONSUMER STAPLES - 2.6%
25,404	CVS Caremark Corp.	653,899

ENERGY - 1.0%
7,405	XTO Energy, Inc.	234,442

FINANCIAL - 8.4%
29,296	Hatteras Financial Corp.	698,710
16,869	Lazard Ltd., Class A	409,579
65,391	MI Developments, Inc., Class A	287,720
58,510	TFS Financial Corp.	683,397

		2,079,406

HEALTHCARE - 13.0%
10,185	DaVita, Inc. (a)	477,880
61,485	Enzon Pharmaceuticals, Inc. (a)	325,256
9,672	Magellan Health Services, Inc. (a)	320,724
109,011	Mylan, Inc. (a)	1,355,007
75,212	Salix Pharmaceuticals, Ltd. (a)	560,329
9,667	Schering-Plough Corp.	168,109

		3,207,305

INDUSTRIALS - 3.5%
19,957	FTI Consulting, Inc. (a)	729,229
33,274	GT Solar International, Inc. (a)	142,080

		871,309

INFORMATION TECHNOLOGY - 16.4%
10,925	Affiliated Computer Services, Inc., Class A (a)	509,433
26,228	Cogent, Inc. (a)	272,771
50,164	EchoStar Corp., Class A (a)	821,686
46,111	FormFactor, Inc. (a)	666,765
2,941	MasterCard, Inc., Class A	464,766
34,856	NeuStar, Inc., Class A (a)	539,919
43,693	OmniVision Technologies, Inc. (a)	296,675
14,025	QUALCOMM, Inc.	468,856

		4,040,871

TELECOMMUNICATION SERVICES - 2.1%
261,201	ICO Global Communications Holdings, Ltd. (a)	65,300
21,726	SBA Communications Corp., Class A (a)	451,466

		516,766

	Total Common Stocks (Cost $17,730,315)	16,297,130

Total Investments - 66.0% (Cost of $17,730,315)		16,297,130

Other Assets & Liabilities, Net - 34.0%		8,403,984

Net Assets - 100.0%		24,701,114

$14,909,770 in cash was segregated or on deposit with the brokers to cover investments sold short outstanding as of February 28, 2009 and is included in “Other Assets & Liabilities, Net”:

Short Sales - 35.8%

CONSUMER DISCRETIONARY - 10.1%
4,439	Darden Restaurants, Inc.	120,474
70,007	DIRECTV Group, Inc./The (b)	1,395,940
29,589	DISH Network Corp., Class A (b)	332,876
2,593	Fuel Systems Solutions, Inc. (b)	51,367
7,429	Panera Bread Co., Class A (b)	327,173
8,345	Tractor Supply Co. (b)	260,698

		2,488,528

ENERGY - 3.7%
11,813	CARBO Ceramics, Inc.	410,620
17,617	World Fuel Services Corp.	511,069

		921,689

FINANCIAL - 5.2%
6,612	Alexandria Real Estate Equities, Inc.	264,215
6,256	AvalonBay Communities, Inc.	265,379
30,907	Cathay General Bancorp	300,416
24,490	Pacific Capital BanCorp	177,308
15,930	Realty Income Corp.	279,253

		1,286,571

HEALTHCARE - 4.1%
22,437	Cross Country Healthcare, Inc. (b)	166,034
10,038	IDEXX Laboratories, Inc. (b)	302,144
14,939	LifePoint Hospitals, Inc. (b)	314,018
9,276	Masimo Corp. (b)	231,807

		1,014,003

INDUSTRIALS - 6.3%
44,455	CBIZ, Inc. (b)	304,961
11,877	Iron Mountain, Inc. (b)	220,675
14,642	Kaydon Corp.	366,050
18,726	Knight Transportation, Inc.	242,689
5,994	L.B. Foster Co., Class A (b)	128,092
3,000	Ryder System, Inc.	68,580
14,309	Timken Co./The	174,284
26,884	YRC Worldwide, Inc. (b)	59,145

		1,564,476

4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of February 28, 2009	Highland Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)

INFORMATION TECHNOLOGY - 6.4%
8,059	FactSet Research Systems, Inc.	310,594
9,887	Global Payments, Inc.	303,333
28,163	National Semiconductor Corp.	306,977
24,555	Pegasystems, Inc.	351,873
18,030	Semiconductor HOLDRs Trust, ETF	296,954

		1,569,731

Total Investments sold short (Proceeds $10,221,373)		8,844,998

$5,425 in cash was segregated or on deposit with the brokers to cover written options outstanding as of February 28, 2009 and is included in “Other Assets & Liabilities, Net”:
Options Contracts — 0.0%
WRITTEN PUT OPTIONS — 0.0%

Number
of Contracts
35	FTI Consulting, Inc., Strike Price $35.00, Expiration 03/21/09	6,475

	Total Written Put Options (Cost $5,320)	6,475

(a)	Non-income producing security.

(b)	No dividend payable on security sold short.
Transactions in written options for the six months ended February 28, 2009 were as follows:

	Number of
	Contracts	Premium

Outstanding, August 31, 2008	—	$—
Call Options Written	—	—
Put Options Written	60	13,245
Call Options Closed	—	—
Put Options Closed	(25)	(7,925)

Outstanding, February 28, 2009	35	$5,320

ETF            Exchange Traded Fund
See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (unaudited)

As of February 28, 2009	Highland Healthcare Fund

Shares		Value ($)
Common Stocks - 96.4%

HEALTHCARE - 96.4%
Managed Healthcare - 7.1%
4,675	WellPoint, Inc. (a)	158,576

Medical Equipment - 68.9%
1,068,076	Genesys, Ltd. (a)(b)(c)	1,548,710

Pharmaceuticals - 20.4%
10,293	Teva Pharmaceutical Industries, Ltd., SP ADR	458,862

	Total Common Stocks (Cost $1,764,481)	2,166,148

Total Investments - 96.4% (Cost of $1,764,481)		2,166,148

Other Assets & Liabilities, Net - 3.6%		81,066

Net Assets - 100.0%		2,247,214

(a)	Non-income producing security.

(b)	Represents fair value as determined by the Highland Healthcare Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $1,548,710, or 68.9% of net assets, were valued under fair value procedures as of February 28, 2009.

(c)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Genesys Ltd. has a market value of $1,548,710, or 68.9% of net assets, was affiliated as of February 28, 2009.
SP ADR Sponsored American Depositary Receipt
6 | See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of February 28, 2009 (unaudited)	Highland Funds I

	Highland		Highland
	Long/Short	Highland	High	Highland
	Equity	Healthcare	Income	Income
	Fund	Fund	Fund	Fund
	($)	($)	($)	($)
Assets:
Unaffiliated investments, at value (cost $17,730,315, $696,405, $0 and $0, respectively)	16,297,130	617,438	—	—
Affiliated investments, at value (cost $0, $1,068,076, $0 and $0, respectively)	—	1,548,710	—	—

Total investments, at value (cost $17,730,315, $1,764,481, $0 and $0, respectively)	16,297,130	2,166,148	—	—
Cash	3,024,834	13,290	133,839	631,025
Restricted cash (Note 2)	14,915,195	—	—	—
Receivable for:
Investments sold	1,213,772	37,553	—	—
Dividend and interest	6,035	3,634	31	2,164
Fund shares sold	814,203	—	—	—
Prepaid insurance	25,411	4,346	3,716	4,632
Prepaid offering costs (Note 2)		51,250
Other assets	37,098	18,885	46,649	41,998

Total assets	36,333,678	2,295,106	184,235	679,819

Liabilities:
Securities sold short, at value (proceeds $10,221,373, $0, $0 and $0, respectively) (Note 2)	8,844,998	—	—	—
Payables for:
Investments purchased	2,094,012	—	—	—
Fund shares redeemed	617,331	—	—	23,361
Accrued dividends on securities sold short	7,203	—	—	—
Investment advisory fees (Note 4)	18,626	—	—	—
Administration fees (Note 4)	3,725	18	7	25
Trustees’ fees (Note 4)	112	43	45	47
Distribution and service fees (Note 4)	9,928	188	39	292
Accounting service fee	2,279	8,992	7,841	8,246
Audit fees	21,401	18,947	15,947	15,947
Transfer agent fees	—	172	211	—
Registration fees	—	12,294	127	—
Printing fees	3,423	6,600	10,068	9,678
Outstanding options written, at value (premiums received $5,320)	6,475	—	—	—
Accrued expenses and other liabilities	3,051	638	1,228	1,224

Total liabilities	11,632,564	47,892	35,513	58,820

Net Assets	24,701,114	2,247,214	148,722	620,999

Composition of Net Assets:
Par value (Note 1)	2,561	210	53	100
Paid-in capital	28,237,886	2,107,192	2,325,893	2,038,220
Undistributed net investment loss	(437,078)	(145,932)	(88,872)	(89,766)
Accumulated net realized gain/(loss) from investments, short positions and written options	(3,044,290)	(115,923)	(2,088,352)	(1,327,555)
Net unrealized appreciation/(depreciation) on investments, short positions and written options	(57,965)	401,667	—	—

Net Assets	24,701,114	2,247,214	148,722	620,999

See accompanying Notes to Financial Statements. | 7

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of February 28, 2009 (unaudited)	Highland Funds I

	Highland		Highland
	Long/Short	Highland	High	Highland
	Equity	Healthcare	Income	Income
	Fund	Fund	Fund	Fund
	($)	($)	($)	($)
Class A
Net assets	17,476,300	176,986	39,544	130,294
Shares outstanding (unlimited authorization)	1,806,087	16,570	14,077	21,033
Net asset value per share (Net assets/shares outstanding)	9.68 (a)	10.68 (a)	2.81 (a)	6.19 (a)
Maximum offering price per share (100 / 94.50 of $9.68, 100 / 94.50 of $10.68, 100 / 95.50 of $2.81 and 100 / 95.50 of $6.19, respectively)	10.24 (b)	11.30 (b)	2.94 (b)	6.48 (b)
Class C
Net assets	7,046,281	177,412	33,011	318,525
Shares outstanding (unlimited authorization)	736,939	16,698	11,812	51,659
Net asset value and offering price per share (Net assets/shares outstanding)	9.56 (a)	10.62 (a)	2.79 (a)	6.17 (a)
Class Z
Net assets	178,533	1,892,816	76,167	172,180
Shares outstanding (unlimited authorization)	18,324	176,682	26,870	27,727
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	9.74	10.71	2.83	6.21

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge (“CDSC”).

(b)	On sales of $1,000,000 or more, there is no sales charge and therefore the offering price will be lower.
8 | See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2009 (unaudited)	Highland Funds I

	Highland		Highland
	Long/Short	Highland	High	Highland
	Equity	Healthcare	Income	Income
	Fund	Fund	Fund	Fund
	($)	($)	($)	($)
Investment Income:
Interest from unaffiliated issuers	13,868	7,858	34,734	34,397
Dividends from unaffiliated issuers (net of foreign withholding tax of $140, $0, $0 and $0, respectively)	52,058	2,175	—	—

Total investment income	65,926	10,033	34,734	34,397

Expenses:
Investment advisory fees (Note 4)	259,804	8,274	2,595	3,496
Administration fees (Note 4)	23,094	2,758	799	1,398
Fund accounting fees (Note 4)	43,525	42,620	43,355	43,637
Distribution fees: (Note 4)
Class A	7,950	86	28	70
Class C	24,427	663	193	1,416
Service fees: (Note 4)
Class A	19,874	215	71	175
Class C	8,142	221	64	472
Transfer agent fees	12,648	340	284	607
Audit fees	24,001	18,547	18,547	18,547
Legal fees	33,121	16,612	16,354	17,773
Trustees’ fees (Note 4)	2,297	389	333	416
Custodian fees	6,415	1,394	1,497	1,340
Registration fees	25,939	17,012	15,277	18,996
Offering cost (Note 2)	—	49,089	—	—
Insurance	30,211	5,164	4,419	5,508
Reports to shareholders	17,500	8,876	8,876	8,876
Interest (Note 8)	3,075	728	1,198	1,084
Other	2,399	1,314	1,567	1,643

Total operating expenses	544,422	174,302	115,457	125,454
Fees and expenses waived or reimbursed by investment adviser (Note 4)	(144,336)	(28,298)	(16,380)	(16,730)
Fees and expenses waived by administrator (Note 4)	—	(2,620)	(599)	(1,049)

Net operating expenses	400,086	143,384	98,478	107,675
Dividends and fees on short sales	92,021	—	—	—

Net expenses	492,107	143,384	98,478	107,675

Net investment loss	(426,181)	(133,351)	(63,744)	(73,278)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(6,553,303)	(115,923)	(1,827,681)	(1,193,027)
Net realized gain/(loss) on short positions (Note 2)	4,308,240	—	—	—
Net realized gain/(loss) on options (Note 2)	6,775	—	—	—
Net change in unrealized appreciation/ (depreciation) on investments	(1,676,830)	306,495	1,187,916	649,079
Net change in unrealized appreciation/ (depreciation) on short postitions (Note 2)	2,042,064	—	—	—
Net change in unrealized appreciation/ (depreciation) on written options	(1,155)	—	—	—

Net realized and unrealized gain/(loss) on investments	(1,874,209)	190,572	(639,765)	(543,948)

Net increase/(decrease) in net assets from operations	(2,300,390)	57,221	(703,509)	(617,226)

See accompanying Notes to Financial Statements. | 9

STATEMENTS OF CHANGES IN NET ASSETS
Highland Funds I

	Highland Long/Short		Highland
	Equity Fund		Healthcare Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2009	Year Ended	February 28, 2009	Period Ended
	(unaudited)	August 31, 2008	(unaudited)	August 31, 2008(a)
	($)	($)	($)	($)
Increase/(Decrease) in Net Assets:
From Operations
Net investment income/(loss)	(426,181)	(140,141)	(133,351)	(11,528)
Net realized gain/(loss) on investments, short positions and written options	(2,238,288)	211,204	(115,923)	72,226
Net change in unrealized appreciation/(depreciation) on investments, short positions and written options	364,079	(430,868)	306,495	95,172

Net increase/(decrease) in net assets from operations	(2,300,390)	(359,805)	57,221	155,870

Distributions Declared to Shareholders

From net investment income:
Class A	(12,466)	(81,797)	—	—
Class C	(5,078)	(17,020)	—	—
Class Z	(14)	(41,861)	(1,273)	—

Total distributions from net investment income	(17,558)	(140,678)	(1,273)	—

From capital gains:
Class A	—	(699,776)	(5,741)	—
Class C	—	(266,646)	(5,949)	—
Class Z	—	(281,565)	(60,536)	—

Total distributions from capital gains	—	(1,247,987)	(72,226)	—

Total distributions declared to shareholders	(17,558)	(1,388,665)	(73,499)	—

Share Transactions

Class A
Subscriptions	11,010,788	7,684,799	20,134	150,000
Distributions reinvested	9,760	726,440	5,741	—
Redemptions (Note 5)	(9,965,092)	(6,479,290)	(7,515)	—

Net increase	1,055,456	1,931,949	18,360	150,000

Class C
Subscriptions	1,740,289	5,361,697	23,700	155,000
Distributions reinvested	3,221	223,698	5,949	—
Redemptions (Note 5)	(1,413,654)	(3,011,838)	(15,795)	—

Net increase/(decrease)	329,856	2,573,557	13,854	155,000

Class Z
Subscriptions	165,000	559,924	13,294	6,793,239
Distributions reinvested	14	323,253	61,809	—
Redemptions (Note 5)	(5,589,165)	(2,285,260)	(5,097,934)	—

Net increase/(decrease)	(5,424,151)	(1,402,083)	(5,022,831)	6,793,239

Net increase/(decrease) from share transactions	(4,038,839)	3,103,423	(4,990,617)	7,098,239

Total increase/(decrease) in net assets	(6,356,787)	1,354,953	(5,006,895)	7,254,109

Net Assets
Beginning of period	31,057,901	29,702,948	7,254,109	—

End of period	24,701,114	31,057,901	2,247,214	7,254,109

Undistributed net investment income/(loss)	(437,078)	6,661	(145,932)	(11,308)

(a)	Highland Healthcare Fund commenced investment operations on May 5, 2008.
10 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Highland Funds I

Highland High		Highland
Income Fund		Income Fund
Six Months		Six Months
Ended		Ended
February 28, 2009	Year Ended	February 28, 2009	Year Ended
(unaudited)	August 31, 2008	(unaudited)	August 31, 2008
($)	($)	($)	($)

(63,744)	406,575	(73,278)	355,919
(1,827,681)	(221,662)	(1,193,027)	(87,860)
1,187,916	(778,778)	649,079	(381,783)

(703,509)	(593,865)	(617,226)	(113,724)

(964)	(7,784)	(862)	(7,441)
(903)	(7,134)	(3,026)	(40,678)
(33,196)	(391,657)	(22,665)	(307,800)

(35,063)	(406,575)	(26,553)	(355,919)

—	(4,633)	—	(4,748)
—	(4,611)	—	(54,700)
—	(223,635)	—	(189,259)

—	(232,879)	—	(248,707)

(35,063)	(639,454)	(26,553)	(604,626)

17,753	—	69,531	40,885
964	12,417	850	12,163
(8,527)	—	(32,311)	—

10,190	12,417	38,070	53,048

267	—	16,539	1,722,846
903	11,745	2,022	81,242
—	—	(93,229)	(1,215,290)

1,170	11,745	(74,668)	588,798

—	75	—	—
33,196	615,199	22,645	497,938
(3,511,022)	(12,209)	(4,222,567)	—

(3,477,826)	603,065	(4,199,922)	497,938

(3,466,466)	627,227	(4,236,520)	1,139,784

(4,205,038)	(606,092)	(4,880,299)	421,434

4,353,760	4,959,852	5,501,298	5,079,864

148,722	4,353,760	620,999	5,501,298

(88,872)	9,935	(89,766)	10,065

See accompanying Notes to Financial Statements. | 11

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Highland Funds I

	Highland Long/Short		Highland
	Equity Fund		Healthcare Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2009	Year Ended	February 28, 2009	Period Ended
	(unaudited)	August 31, 2008	(unaudited)	August 31, 2008(a)
	($)	($)	($)	($)
Changes in Shares

Class A
Subscriptions	1,154,971	710,594	1,771	15,000
Issued for distributions reinvested	1,056	69,053	520	—
Redemptions	(1,035,965)	(627,619)	(721)	—

Net increase	120,062	152,028	1,570	15,000

Class C
Subscriptions	183,855	502,314	2,114	15,501
Issued for distributions reinvested	352	21,345	541	—
Redemptions	(150,191)	(289,654)	(1,458)	—

Net increase/(decrease)	34,016	234,005	1,197	15,501

Class Z
Subscriptions	16,856	50,673	1,177	673,099
Issued for distributions reinvested	2	30,698	5,584	—
Redemptions	(569,853)	(226,255)	(503,178)	—

Net increase/(decrease)	(552,995)	(144,884)	(496,417)	673,099

(a)	Highland Healthcare Fund commenced investment operations on May 5, 2008.
12 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Highland Funds I

Highland High		Highland
Income Fund		Income Fund
Six Months		Six Months
Ended		Ended
February 28, 2009	Year Ended	February 28, 2009	Year Ended
(unaudited)	August 31, 2008	(unaudited)	August 31, 2008
($)	($)	($)	($)

4,503	—	10,155	4,258
161	1,468	107	1,302
(2,360)	—	(5,036)	—

2,304	1,468	5,226	5,560

—	—	2,487	177,187
152	1,387	255	8,565
—	—	(12,381)	(135,823)

152	1,387	(9,639)	49,929

—	8	—	—
5,276	72,741	2,838	53,216
(546,470)	(1,630)	(521,015)	—

(541,194)	71,119	(518,177)	53,216
See accompanying Notes to Financial Statements. | 13

STATEMENTS OF CASH FLOWS

For the Six Months Ended February 28, 2009 (unaudited)	Highland Long/Short Equity Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(426,181)
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Purchases of investments securities	(30,861,834)
Proceeds from disposition of investment securities	30,657,352
Purchases of securities sold short	34,153,609
Proceeds from securities sold short	(33,281,397)
Purchases of written options	13,245
Proceeds from written options	(1,150)
Decrease in restricted cash	4,041,515
Decrease in dividends, interest and fees receivable	9,320
Decrease in payable for dividends	(596)
Increase in receivable for investments sold	(574,731)
Increase in other assets	(6,762)
Increase in payable for investments purchased	1,409,193
Decrease in payables to related parties	(9,967)
Decrease in other liabilities	(37,381)

Net cash flow provided by operating activities	5,084,235

Cash Flows Provided by Financing Activities
Proceeds from shares sold	12,306,008
Payment of shares redeemed	(16,495,906)

Net cash flow used by financing activities	(4,189,898)

Net increase in cash	894,337

Cash
Beginning of the period	2,130,497

End of the period	3,024,834

14 | See accompanying Notes to Financial Statements.

STATEMENTS OF CASH FLOWS

For the Six Months Ended February 28, 2009 (unaudited)	Highland Healthcare Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(133,351)

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Purchases of investments securities	(500,312)
Proceeds from disposition of investment securities	2,066,837
Decrease in dividends, interest and fees receivable	1,003
Decrease in receivable from investment adviser	18,743
Increase in receivable for investments sold	(37,553)
Decrease in other assets	35,387
Net amortization of premium/(discount)	(176)
Decrease in payable for investments purchased	(2,043,076)
Decrease in payables to related parties	(26)
Increase in other liabilities	16,444

Net cash flow used by operating activities	(576,080)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	58,749
Payment of shares redeemed	(5,121,244)

Net cash flow used by financing activities	(5,062,495)

Net decrease in cash	(5,638,575)

Cash
Beginning of the period	5,651,865

End of the period	13,290

See accompanying Notes to Financial Statements. | 15

STATEMENTS OF CASH FLOWS

For the Six Months Ended February 28, 2009 (unaudited)	Highland High Income Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(63,744)

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Purchases of investments securities	(156,115)
Proceeds from disposition of investment securities	2,775,463
Decrease in dividends, interest and fees receivable	126,397
Decrease in receivable from investment adviser	12,133
Decrease in receivable for investments sold	211,969
Increase in other assets	(42,210)
Net amortization of premium/(discount)	(7,445)
Decrease in payable for investments purchased	(223,191)
Decrease in payables to related parties	(217)
Decrease in other liabilities	(6,821)

Net cash flow provided by operating activities	2,626,219

Cash Flows Provided by Financing Activities
Proceeds from shares sold	18,020
Payment of shares redeemed	(3,519,549)

Net cash flow used by financing activities	(3,501,529)

Net decrease in cash	(875,310)

Cash
Beginning of the period	1,009,149

End of the period	133,839

16 | See accompanying Notes to Financial Statements.

STATEMENTS OF CASH FLOWS

For the Six Months Ended February 28, 2009 (unaudited)	Highland Income Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(73,278)

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Proceeds from disposition of investment securities	3,352,812
Decrease in dividends, interest and fees receivable	105,505
Decrease in receivable from investment adviser	18,303
Decrease in receivable for investments sold	211,969
Increase in other assets	(36,468)
Net amortization of premium/(discount)	(3,279)
Decrease in payable for investments purchased	(223,191)
Decrease in payables to related parties	(374)
Decrease in other liabilities	(7,356)

Net cash flow provided by operating activities	3,344,643

Cash Flows Provided by Financing Activities
Proceeds from shares sold	85,034
Payment of shares redeemed	(4,324,746)
Distributions paid in cash	(635)

Net cash flow used by financing activities	(4,240,347)

Net decrease in cash	(895,704)

Cash
Beginning of the period	1,526,729

End of the period	631,025

See accompanying Notes to Financial Statements. | 17

FINANCIAL HIGHLIGHTS
Highland Long/Short Equity Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the
	02/28/09		Year Ended		Period Ended
	(unaudited)		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$10.50		$10.92		$10.00

Income from Investment Operations:
Net investment loss	(0.17	)(b)	(0.04	)(b)	(0.01)
Redemption fees added to paid-in capital	—	(c)	—	(c)	—	(c)
Net realized and unrealized gain/(loss)	(0.64	)(b)	0.04	(b)	0.93

Total from investment operations	(0.81)		—		0.92

Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.04)		—
From net realized gains	—		(0.38)		—

Total distributions declared to shareholders	(0.01)		(0.42)		—

Net Asset Value, End of Period	$9.68		$10.50		$10.92
Total return(d)	(7.74	)%(e)	0.01%		9.20	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$17,476		$17,711		$16,757
Total operating expenses	4.54%		4.33%		5.25%
Waiver/reimbursement	(1.25)%		(1.85)%		(2.30)%
Net operating expenses(f)	3.29%		2.48%		2.95%
Dividends for short positions	0.80%		0.34%		0.01%
Net expenses(f)	4.09%		2.82%		2.96%
Net investment income/(loss)	(3.52)%		(0.36)%		(0.41)%
Portfolio turnover rate	179	%(e)	206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class A commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
18 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Long/Short Equity Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the
	02/28/09		Year Ended		Period Ended
	(unaudited)		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$10.42		$10.90		$10.00

Income from Investment Operations:
Net investment loss	(0.20	)(b)	(0.11	)(b)	(0.03)
Redemption fees added to paid-in capital	—	(c)	—	(c)	—	(c)
Net realized and unrealized gain/(loss)	(0.65	)(b)	0.03	(b)	0.93

Total from investment operations	(0.85)		(0.08)		0.90

Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.02)		—
From net realized gains	—		(0.38)		—

Total distributions declared to shareholders	(0.01)		(0.40)		—

Net Asset Value, End of Period	$9.56		$10.42		$10.90
Total return(d)	(8.18	)%(e)	(0.74)%		9.00	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$7,046		$7,324		$5,109
Total operating expenses	5.19%		4.98%		5.90%
Waiver/reimbursement	(1.25)%		(1.85)%		(2.30)%
Net operating expenses(f)	3.94%		3.13%		3.60%
Dividends for short positions	0.80%		0.34%		0.01%
Net expenses(f)	4.74%		3.47%		3.61%
Net investment income (loss)	(4.17)%		(1.01)%		(1.06)%
Portfolio turnover rate	179	%(e)	206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class C commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 19

FINANCIAL HIGHLIGHTS
Highland Long/Short Equity Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the
	02/28/09		Year Ended		Period Ended
	(unaudited)		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$10.54		$10.94		$10.00

Income from Investment Operations:
Net investment income	(0.16	)(b)	—	(b)(c)	0.00
Redemption fees added to paid-in capital	—	(c)	—	(c)	—	(c)
Net realized and unrealized gain/(loss)	(0.63	)(b)	0.04	(b)	0.94

Total from investment operations	(0.79)		0.04		0.94

Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.06)		—
From net realized gains	—		(0.38)		—

Total distributions declared to shareholders	(0.01)		(0.44)		—

Net Asset Value, End of Period	$9.74		$10.54		$10.94
Total return(d)	(7.33	)%(e)	0.31%		9.40	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$179		$6,023		$7,837
Total operating expenses	4.19%		3.98%		4.90%
Waiver/reimbursement	(1.25)%		(1.85)%		(2.30)%
Net operating expenses(f)	2.94%		2.13%		2.60%
Dividends for short positions	0.80%		0.34%		0.01%
Net expenses(f)	3.74%		2.47%		2.61%
Net investment income (loss)	(3.17)%		(0.01)%		(0.06)%
Portfolio turnover rate	179	%(e)	206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class Z commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
20 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Healthcare Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the
	02/28/09		Period Ended
	(unaudited)		08/31/08(a)
Net Asset Value, Beginning of Period	$10.30		$10.00

Income from Investment Operations:
Net investment loss	(0.54	)(b)	(0.03)
Redemption fees added to paid-in-capital	0.02		—
Net realized and unrealized gain	1.25	(b)	0.33

Total from investment operations	0.73		0.30

Less Distributions Declared to Shareholders:
From net investment income	—		—
From net realized gains	(0.35)		—

Total distributions declared to shareholders	(0.35)		—

Net Asset Value, End of Period	$10.68		$10.30
Total return(c)	7.11	%(d)	3.00	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$177		$155
Total operating expenses	12.90%		6.85%
Waiver/reimbursement	(2.24)%		(4.50)%
Net operating expenses(e)	10.66%		2.35%
Net investment income	(9.93)%		(1.00)%
Portfolio turnover rate	21	%(d)	36	%(d)

(a)	Highland Healthcare Fund, Class A commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 21

FINANCIAL HIGHLIGHTS
Highland Healthcare Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the
	02/28/09		Period Ended
	(unaudited)		08/31/08(a)
Net Asset Value, Beginning of Period	$10.28		$10.00

Income from Investment Operations:
Net investment loss	(0.58	)(b)	(0.05)
Redemption fees added to paid-in-capital	0.02		—
Net realized and unrealized gain	1.25	(b)	0.33

Total from investment operations	0.69		0.28

Less Distributions Declared to Shareholders:
From net investment income	—		—
From net realized gains	(0.35)		—

Total distributions declared to shareholders	(0.35)		—

Net Asset Value, End of Period	$10.62		$10.28
Total return(c)	6.73	%(d)	2.80	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$177		$159
Total operating expenses	13.55%		7.50%
Waiver/reimbursement	(2.24)%		(4.50)%
Net operating expenses(e)	11.31%		3.00%
Net investment income	(10.58)%		(1.65)%
Portfolio turnover rate	21	%(d)	36	%(d)

(a)	Highland Healthcare Fund, Class C commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement.
22 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Healthcare Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the
	02/28/09		Period Ended
	(unaudited)		08/31/08(a)
Net Asset Value, Beginning of Period	$10.31		$10.00

Income from Investment Operations:
Net investment loss	(0.52	)(b)	(0.02)
Redemption fees added to paid-in-capital	0.02		—
Net realized and unrealized gain	1.26	(b)	0.33

Total from investment operations	0.76		0.31

Less Distributions Declared to Shareholders:
From net investment income	(0.01)		—
From net realized gains	(0.35)		—

Total distributions declared to shareholders	(0.36)		—

Net Asset Value, End of Period	$10.71		$10.31
Total return(c)	7.37	%(d)	3.10	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$1,893		$6,940
Total operating expenses	12.55%		6.50%
Waiver/reimbursement	(2.24)%		(4.50)%
Net operating expenses(e)	10.31%		2.00%
Net investment income	(9.58)%		(0.65)%
Portfolio turnover rate	21	%(d)	36	%(d)

(a)	Highland Healthcare Fund, Class Z commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 23

FINANCIAL HIGHLIGHTS
Highland High Income Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the	For the
	02/28/09		Year Ended	Period Ended
	(unaudited)*		08/31/08	08/31/07(a)
Net Asset Value, Beginning of Period	$7.36		$9.58	$10.00

Income from Investment Operations:
Net investment income	(0.35	)(b)	0.70	0.30	(b)
Redemption fees added to paid-in-capital	0.02		— (c)	—
Net realized and unrealized gain/(loss)	(4.14	)(b)	(1.78)	(0.42	)(b)

Total from investment operations	(4.47)		(1.08)	(0.12)

Less Distributions Declared to Shareholders:
From net investment income	(0.08)		(0.70)	(0.30)
From net realized gains	—		(0.44)	—

Total distributions declared to shareholders	(0.08)		(1.14)	(0.30)

Net Asset Value, End of Period	$2.81		$7.36	$9.58
Total return(d)	(61.16	)(e)	(12.20)%	(1.26	)%(e)

Ratios to Average Net Assets/Supplemental Data
Net assets, end of period (in 000’s)	$40		$87	$99
Total operating expenses including interest	29.18%		8.45%	5.89%
Waiver/reimbursement	(4.25)%		(6.08)%	(3.54)%
Interest expense	0.19%		0.02%	N/A
Net operating expenses including interest(f)	24.93%		2.37%	2.35%
Net investment income	(16.23)%		8.34%	6.06%
Portfolio turnover rate	20	%(e)	94%	641	%(e)

*	Effective April 13, 2009, the Fund was liquidated and terminated. The Fund has been closed to new investors since February 6, 2009.

(a)	Highland High Income Fund, Class A commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
24 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland High Income Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the	For the
	02/28/09		Year Ended	Period Ended
	(unaudited)*		08/31/08	08/31/07(a)
Net Asset Value, Beginning of Period	$7.36		$9.58	$10.00

Income from Investment Operations:
Net investment income	(0.37	)(b)	0.65	0.27	(b)
Redemption fees added to paid-in-capital	0.02		— (c)	—
Net realized and unrealized gain/(loss)	(4.14	)(b)	(1.78)	(0.42	)(b)

Total from investment operations	(4.49)		(1.13)	(0.15)

Less Distributions Declared to Shareholders:
From net investment income	(0.08)		(0.65)	(0.27)
From net realized gains	—		(0.44)	—

Total distributions declared to shareholders	(0.08)		(1.09)	(0.27)

Net Asset Value, End of Period	$2.79		$7.36	$9.58
Total return(d)	(61.19	)(e)	(12.77)%	(1.59	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$33		$86	$98
Total operating expenses including interest	29.83%		9.10%	6.54%
Waiver/reimbursement	(4.25)%		(6.08)%	(3.54)%
Interest expenses	0.19%		0.02%	N/A
Net operating expenses including interest(f)	25.58%		3.02%	3.00%
Net investment income	(16.88)%		7.69%	5.41%
Portfolio turnover rate	20	%(e)	94%	641	%(e)

*	Effective April 13, 2009, the Fund was liquidated and terminated. The Fund has been closed to new investors since February 6, 2009.

(a)	Highland High Income Fund, Class C commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 25

FINANCIAL HIGHLIGHTS
Highland High Income Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the	For the
	02/28/09		Year Ended	Period Ended
	(unaudited)*		08/31/08	08/31/07(a)
Net Asset Value, Beginning of Period	$7.36		$9.58	$10.00

Income from Investment Operations:
Net investment income	(0.50	)(b)	0.73	0.32	(b)
Redemption fees added to paid-in-capital	0.02		— (c)	—
Net realized and unrealized gain/(loss)	(3.97	)(b)	(1.78)	(0.42	)(b)

Total from investment operations	(4.45)		(1.05)	(0.10)

Less Distributions Declared to Shareholders:
From net investment income	(0.08)		(0.73)	(0.32)
From net realized gains	—		(0.44)	—

Total distributions declared to shareholders	(0.08)		(1.17)	(0.32)

Net Asset Value, End of Period	$2.83		$7.36	$9.58
Total return(d)	(61.15	)%(e)	(11.90)%	(1.10	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$76		$4,181	$4,763
Total operating expenses including interest	28.83%		8.10%	5.54%
Waiver/reimbursement	(4.25)%		(6.08)%	(3.54)%
Interest expense	0.19%		0.02%	N/A
Net operating expenses including interest(f)	24.58%		2.02%	2.00%
Net investment income	(15.88)%		8.69%	6.41%
Portfolio turnover rate	20	%(e)	94%	641	%(e)

*	Effective April 13, 2009, the Fund was liquidated and terminated. The Fund has been closed to new investors since February 6, 2009.

(a)	Highland High Income Fund, Class Z commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
26 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Income Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the	For the
	02/28/09		Year Ended	Period Ended
	(unaudited)*		08/31/08	08/31/07(a)
Net Asset Value, Beginning of Period	$8.83		$9.88	$10.00

Income from Investment Operations:
Net investment income	(0.36	)(b)	0.56	0.25	(b)
Redemption fees added to paid-in-capital	0.01		— (c)	—
Net realized and unrealized gain/(loss)	(2.24	)(b)	(0.67)	(0.12	)(b)

Total from investment operations	(2.59)		(0.11)	0.13

Less Distributions Declared to Shareholders:
From net investment income	(0.05)		(0.56)	(0.25)
From net realized gains	—		(0.38)	—

Total distributions declared to shareholders	(0.05)		(0.94)	(0.25)

Net Asset Value, End of Period	$6.19		$8.83	$9.88
Total return(d)	(29.42	)%(e)	(1.30)%	1.24	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$130		$140	$101
Total operating expenses including interest	17.99%		7.21%	6.00%
Waiver/reimbursement	(2.54)%		(4.80)%	(3.50)%
Interest expense	0.08%		0.06%	0.15%
Net operating expenses including interest(f)	15.45%		2.41%	2.50%
Net investment income	(10.53)%		5.97%	4.96%
Portfolio turnover rate	0	%(e)	70%	590	%(e)

*	Effective April 13, 2009, the Fund was liquidated and terminated. The Fund has been closed to new investors since February 6, 2009.

(a)	Highland Income Fund, Class A commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 27

FINANCIAL HIGHLIGHTS
Highland Income Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the
	02/28/09		Year Ended		Period Ended
	(unaudited)*		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$8.84		$9.88		$10.00

Income from Investment Operations:
Net investment income	(0.39	)(b)	0.49		0.22	(b)
Redemption fees added to paid-in-capital	0.01		—		—
Net realized and unrealized gain/(loss)	(2.24	)(b)	(0.66)		(0.12	)(b)

Total from investment operations	(2.62)		(0.17)		0.10

Less Distributions Declared to Shareholders:
From net investment income	(0.05)		(0.49)		(0.22)
From net realized gains	—		(0.38)		—

Total distributions declared to shareholders	(0.05)		(0.87)		(0.22)

Net Asset Value, End of Period	$6.17		$8.84		$9.88
Total return(d)	(29.58	)%(e)	(2.02	)%(d)	(0.92	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$319		$542		$112
Total operating expenses including interest	18.64%		7.86%		6.65%
Waiver/reimbursement	(2.54)%		(4.80)%		(3.50)%
Interest expense	0.08%		0.06%		0.15%
Net operating expenses including interest(f)	16.10%		3.06%		3.15%
Net investment income	(11.18)%		5.32%		4.31%
Portfolio turnover rate	0	%(e)	70%		590	%(e)

*	Effective April 13, 2009, the Fund was liquidated and terminated. The Fund has been closed to new investors since February 6, 2009.

(a)	Highland Income Fund, Class C commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
28 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Income Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the	For the
	02/28/09		Year Ended	Period Ended
	(unaudited)*		08/31/08	08/31/07(a)
Net Asset Value, Beginning of Period	$8.83		$9.88	$10.00

Income from Investment Operations:
Net investment income	(0.41	)(b)	0.59	0.27	(b)
Redemption fees added to paid-in-capital	0.01		— (c)	—
Net realized and unrealized gain/(loss)	(2.16	)(b)	(0.67)	(0.12	)(b)

Total from investment operations	(2.56)		(0.08)	0.15

Less Distributions Declared to Shareholders:
From net investment income	(0.06)		(0.59)	(0.27)
From net realized gains	—		(0.38)	—

Total distributions declared to shareholders	(0.06)		(0.97)	(0.27)

Net Asset Value, End of Period	$6.21		$8.83	$9.88
Total return(d)	(29.39	)%(e)	(0.96)%	1.42	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$172		$4,820	$4,866
Total operating expenses including interest	17.64%		6.86%	5.65%
Waiver/reimbursement	(2.54)%		(4.80)%	(3.50)%
Interest expense	0.08%		0.06%	0.15%
Net operating expenses including interest(f)	15.10%		2.06%	2.15%
Net investment income	(10.18)%		6.32%	5.31%
Portfolio turnover rate	0	%(e)	70%	590	%(e)

*	Effective April 13, 2009, the Fund was liquidated and terminated. The Fund has been closed to new investors since February 6, 2009.

(a)	Highland Income Fund, Class Z commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the year.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 29

NOTES TO FINANCIAL STATEMENTS (unaudited)

February 28, 2009	Highland Funds I
Note 1. Organization
Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with four separate portfolios, each of which is non-diversified Highland Healthcare Fund (the “Healthcare Fund”), Highland Long/Short Equity Fund, (the “Long/Short Equity Fund”) (formerly Highland Equity Opportunities Fund), Highland High Income Fund (the “High Income Fund”) and Highland Income Fund (the “Income Fund”) (each a “Fund” and, collectively, the “Funds”).
On March 20, 2009, the Board unanimously approved the liquidation and termination of Highland High Income Fund and Highland Income Fund (together, the “Income Funds”) effective April 13, 2009. The Income Funds have been closed to new investments since February 6, 2009. Additionally, the Healthcare Fund has been temporarily closed to new investments effective March 27, 2009, except that existing shareholders may reinvest distributions in the Fund.
Investment Objectives
The investment objectives of the Funds are as follows:
Long/Short Equity Fund. To seek consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Healthcare Fund. To seek long-term capital appreciation.
High Income Fund. To provide high current income while seeking to preserve shareholders’ capital.
Income Fund. To provide a high level of current income, with capital appreciation as a secondary objective.
Fund Shares
Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Long/Short Equity Fund currently offers Class A, Class C and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and C may be subject to a contingent deferred sales charge. Class Z shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.
At February 28, 2009, Highland Capital Management L.P. (the “Investment Adviser”) owned 0.8%, 98.9%, 95.9% and 50.2% of the total shares outstanding of the Long/Short Equity Fund, Healthcare Fund, High Income Fund and Income Fund, respectively.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
In computing each Funds’ net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Funds’ Board of Trustees (the “Board”).
Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Funds’ net asset value), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases,
30 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Funds I
the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements in interim and annual periods subsequent to initial recognition, expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets, but is not expected to result in any changes to the fair value measurements of the Funds’ investments. Adoption of FAS 157 requires the Funds to assume that the portfolio investment is sold in a principal market to a market participant, or in the absence of a principal market, the most advantageous market, which may be a hypothetical market.
The Funds have adopted FAS 157 as of September 1, 2008. The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Funds’ net asset value. However, the adoption of FAS 157 does require the Funds to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Funds’ periodic filings. The levels of fair value inputs used to measure the Funds’ investments are characterized in accordance with the fair value hierarchy established by FAS 157. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. The three levels of the fair value hierarchy established under FAS 157 are described below:
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds had access at the date of measurement;

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Funds had obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
Semi-Annual Report | 31

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Funds I
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of February 28, 2009 is as follows:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Long/Short Equity Fund
Assets:
Investments in Securities	$16,297,130	$—	$—

Total Assets	$16,297,130	$—	$—

Liabilities:
Short Sales	$8,844,998	$—	$—
Written Options	$6,475	$—	$—

Total Liabilities	$8,851,473	$—	$—

Healthcare Fund
Assets:
Investments in Securities	$617,438	$—	$1,548,710

Total Assets	$617,438	$—	$1,548,710

The tables below set forth a summary of changes in the Healthcare Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended February 28, 2009.

Healthcare Fund
Assets at Fair Value using
unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2008	$1,068,076
Transfers in/(out) of Level 3	—
Net amortization/(accretion) of premium/(discount)	—
Net realized gains/(losses)	—
Net unrealized gains/(losses)	480,634
Net purchases and sales	—

Balance as of February 28, 2009	$1,548,710

The net unrealized losses presented in the tables above relate to investments that are still held at February 28, 2009, and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/ (depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
New Accounting Pronouncements
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.
In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-inclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liablity (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurements. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.
Security Transactions
Security transactions are accounted for on the trade date. Cost and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.
Cash and Cash Equivalents
The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U. S. dollars on the date of the statement of assets and liabilities. At February 28, 2009, the Funds did not have any cash and cash equivalents denominated in foreign currencies.
32 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Funds I
Foreign Currency
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains/(losses). Realized gains/ (losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Short Sales
The Long/Short Equity Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on Long/Short Equity Fund’s Statement of Assets and Liabilities. Of this restricted cash, $13,911,555 is held with the broker and $998,215 is held in a segregated account with PFPC Trust Company, the Fund’s custodian.
Options
The Long/Short Equity Fund may utilize options on securities as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.
If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.
Cash held as collateral for written options is classified as restricted cash on Long/Short Equity Fund’s Statement of Assets and Liabilities. Of this restricted cash, $5,425 is held with the broker.
Income Recognition
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments. Dividend income is recorded on the ex-dividend date. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan.
Determination of Class Net Asset Values
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of each Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.
U.S. Federal Income Tax Status
Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the Securities and Exchange Commission delayed the required implementation date of FIN 48 for management
Semi-Annual Report | 33

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Funds I
investment companies until June 29, 2007. As of September 1, 2007, the Funds adopted FIN 48 for all subsequent reporting periods and management has determined that there is no material impact on the financial statements.
Distributions to Shareholders
The Long/Short Equity Fund and the Healthcare Fund intend to pay distributions from net investment income on an annual basis. The Funds intend to pay net realized capital gains, if any, on an annual basis.
Offering Costs
Certain costs incurred in connection with each Fund’s initial public offering have been capitalized and are being amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments or cash posted as collateral with the custodian or broker-dealers.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the periods ended August 31, 2008 and August 31, 2007 were as follows:

	Distributions paid from:
	Ordinary	Long-Term	Distributions
Fund	Income*	Capital Gains	in Excess
Long/Short Equity Fund
2008	$1,100,785	$1,400	$286,480
2007	—	—	—

High Income Fund
2008	639,454	—	—
2007	160,572	—	—

Income Fund
2008	604,626	—	—
2007	133,293	—	—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

			Net
	Undistributed	Undistributed	Unrealized
	Ordinary	Long-Term	Appreciation/
Fund	Income	Capital Gains	(Depreciation)
Long/Short Equity Fund	$—	$—	$(592,551)
Healthcare Fund	73,499	—	95,172
High Income Fund	31,885	—	(1,211,113)
Income Fund	24,037	—	(662,416)

*	The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale adjustments.
Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for U.S. federal income tax purposes was:

			Net
	Gross	Gross	Appreciation/
Fund	Appreciation	Depreciation	(Depreciation)*	Cost
Long/Short Equity Fund	$916,003	$(2,349,188)	$(1,433,185)	$17,730,315
Healthcare Fund	492,479	(90,812)	401,667	1,764,481

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales.
Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees
Investment Advisory Fees
The Investment Adviser receives from the Funds monthly investment advisory fees, computed and accrued daily based on the average daily managed assets of each Fund, at the annual rate of 2.25% for the Long/Short Equity Fund, 0.60% for the Healthcare Fund, 0.65% for the High Income Fund and 0.50% for the Income Fund (for the High Income Fund and Income Fund, see Note 13, Subsequent Events).
“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).
Administration Fees
The Investment Adviser provides administrative services to each Fund. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s average daily managed net assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to PNC Global Investment Servicing (U.S.) Inc (“PNC”), formerly known as PFPC, Inc. The Investment Adviser pays PNC directly for these sub-administration services.
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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Funds I
Service and Distribution Fees
PFPC Distributors, Inc. (the “Underwriter”) serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and receives the CDSC imposed on certain redemptions of Class A and Class C Shares. For the period ended February 28, 2009, the Underwriter received $3,852 of front-end sales charge for Class A Shares and received $8,108 and $2,239 of CDSC for Class A and Class C Shares of the Long/Short Equity Fund, $9 of front-end sales charge for Class A Shares and received $154 of CDSC for Class C Shares of the Healthcare Fund, and $488 of CDSC for Class C Shares of the Income Fund. There were no other CDSC received for the period ended February 28, 2009.
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which requires the payment of a monthly service fee to the Underwriter at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C Shares of the Funds. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A Shares and 0.75% of the average daily net assets attributable to Class C Shares of each Fund.
Expense Limits and Fee Reimbursements
For the Long/Short Equity Fund, pursuant to a written fee waiver and expense reimbursement agreement, the Investment Adviser had agreed to waive its advisory and/or administration fees and/or reimburse for certain expenses (exclusive of distribution and service fees, brokerage commissions, short sale dividend and interest expense, taxes and extraordinary expenses, if any) so that such annual expenses did not exceed 2.60% of the average daily managed assets for each of Class A, C and Z Shares for the Long/Short Equity Fund’s first twelve months of operations. This agreement was terminated on January 9, 2008. For the period January 10, 2008 to March 31, 2008, the Investment Adviser voluntarily agreed to waive 100% of its advisory fee. On April 1, 2008, the Investment Adviser agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets. This waiver may be terminated at any time by Investment Adviser upon fourteen days’ written notice to investors.
For the Healthcare Fund, the Investment Adviser voluntarily has agreed to waive all of its advisory fee and 0.19% of its administration fee. The waiver may be terminated at any time upon seven days, written notice to investors.
For the High Income and Income Funds, the Investment Adviser voluntarily has agreed to waive all of its advisory fees and 0.15% of its administration fee. This waiver may be terminated at any time by the Investment Adviser upon seven days’ written notice to investors.
Fees Paid to Officers and Trustees
Effective January 1, 2008, each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and a business development company advised by the Investment Adviser as of the date of this annual report.
Prior to January 1, 2008, each Independent Trustee received an annual retainer of $10,000 from each Fund (except for the Healthcare Fund, which had not yet commenced operations) for services provided as Trustee of the Funds, plus additional amounts from other funds in the Highland Fund Complex.
The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.
Note 5. Redemption Fees
The Funds impose a 2.00% redemption fee on all Class A, Class C and Class Z Shares that are redeemed or exchanged within two months or less after date of purchase. The fee is calculated based on the shares’ aggregate net asset value on the date of redemption, is allocated back to each class based on relative net assets and is deducted from the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee is not a sales charge and is retained by the Funds. For the period ended February 28, 2009, the Funds had collected the following redemption fees:

	Redemption Fee Amount
Fund	Class A	Class C	Class Z
Long/Short Equity Fund	$6,279	$2,573	$269
Healthcare Fund	352	363	4,200
High Income Fund	276	267	603
Income Fund	173	465	1,442
Note 6. Portfolio Information
For the period ended February 28, 2009, the cost of purchases and the proceeds from sales of the Funds’ portfolio securities (excluding short-term investments) amounted to the following:

	Purchases		Sales
	U.S.		U.S.
Fund	Government*	Other	Government*	Other
Long/Short Equity Fund	$—	$30,861,834	$—	$30,657,352
Healthcare Fund	—	500,312	—	2,066,837
High Income Fund	—	156,115	—	2,775,463
Income Fund	—	—	—	3,352,812

*	The Funds did not have any purchases or sales of U.S. Government Securities for the period ended February 28, 2009.
Semi-Annual Report | 35

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Funds I
Note 7. Securities Lending
Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Funds had no securities on loan as of February 28, 2009.
Note 8. Credit Agreement
On September 12, 2008, along with another fund in the Highland Fund Complex, the Funds have entered into a $75,000,000 credit agreement with The Bank of Nova Scotia (the “Credit Agreement”) to be used for temporary or emergency purposes to facilitate portfolio liquidity. Each of the Funds has access to the facility, but aggregate borrowings could not exceed $75,000,000. Interest is charged to the Funds based on their borrowings at a rate equal to the greater of the Prime Rate or .50% over the Federal Funds Effective Rate. In addition, the Funds have agreed to pay commitment fee expenses of .20% on the undrawn amounts, which are included on the Statement of Operations.
Prior to September 12, 2008, along with another fund in the Highland Fund Complex, the Long/Short Equity Fund, High Income Fund and Income Fund entered into a $165,000,000 Credit Agreement, with similar terms to those that are described above. For the period ended February 28, 2009, there were no borrowings against the credit facility by the Funds.
Note 9. Affiliated Issuers
Under Section 2 (a) (3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of it’s voting stock. The Healthcare Fund held at least five percent of the outstanding voting stock of the following company during the period ended February 28, 2009:

	Shares at	Market Value	Market Value
	February 28,	August 31,	February 28,
Issuer	2009	2008	2009
Genesys, Ltd.	1,068,076	$1,068,076	$1,548,710

	1,068,076	$1,068,076	$1,548,710

Note 10. Indemnification
The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Note 11. Disclosure of Significant Risks and Contingencies
Counterparty Credit Risk
Counterparty credit risk is the potential loss a Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss a Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because a Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, a Fund is exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, a Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Non-Diversification
Due to the nature of each Fund’s investment strategy and its non-diversified status, it is possible that a material amount of a Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of a Fund’s portfolios in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.
Hedging Transactions
Each Fund may engage in “hedging”, the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio has not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.
Illiquid and Restricted Securities
Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have
36 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Funds I
an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.
Short Selling
Short sales by the Long/Short Equity Fund that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Long/Short Equity Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Leverage
Each of the Funds may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate that if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return that if the Funds were not leveraged.
Non-U.S. Securities
Each of the Funds may invest in non-U.S. securities. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.
Industry Concentration
The Healthcare Fund has a policy of investing primarily in securities issued by healthcare companies, which makes the Fund susceptible to economic, political or regulatory risks or other occurrences associated with the healthcare industry.
Note 12. Market Conditions
Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Events conributing to this volatility include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. The potential investment in the financial sector in general, as reflected in each Fund’s investment portfolios, exposes investors to the negative (or positive) performance resulting from these and other events.
Note 13. Subsequent Events
On March 20, 2009, the Board unanimously approved the liquidation and termination of Highland High Income Fund and Highland Income Fund (together, the “Income Funds”) effective April 13, 2009. The Income Funds have been closed to new investments since February 6, 2009. Additionally, the Healthcare Fund has been temporarily closed to new investments effective March 27, 2009, except that existing shareholders may reinvest distributions in the Fund.
Semi-Annual Report | 37

ADDITIONAL INFORMATION (unaudited)

February 28, 2009	Highland Funds I
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.
Disclosure of Fund Expenses
As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.
This table illustrates your Fund’s costs in two ways:
Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Net	Expenses
	Value	Value	Expense	Paid During
	09/01/08	02/28/09	Ratio(1)	Period(2)
Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$922.60	3.29%	$15.68
Class C	1,000.00	918.20	3.94%	18.74
Class Z	1,000.00	926.70	2.94%	14.04

Hypothetical 5% Return
Class A	$1,000.00	$1,008.48	3.29%	$16.38
Class C	1,000.00	1,005.26	3.94%	19.59
Class Z	1,000.00	1,010.22	2.94%	14.65

Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$1,071.10	10.66%	$54.74
Class C	1,000.00	1,067.30	11.31%	$57.97
Class Z	1,000.00	1,073.70	10.31%	$53.01

Hypothetical 5% Return
Class A	$1,000.00	$971.93	10.66%	$52.12
Class C	1,000.00	968.71	11.31%	55.21
Class Z	1,000.00	973.67	10.31%	50.45
38 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

February 28, 2009	Highland Funds I

	Beginning	Ending
	Account	Account	Net	Expenses
	Value	Value	Expense	Paid During
	09/01/08	02/28/09	Ratio(1)	Period(2)
High Income Fund
Actual Fund Return
Class A	$1,000.00	$388.40	24.74%	$85.17
Class C	1,000.00	388.10	25.39%	87.39
Class Z	1,000.00	388.50	24.39%	83.97

Hypothetical 5% Return
Class A	$1,000.00	$902.11	24.74%	$116.68
Class C	1,000.00	898.89	25.39%	119.54
Class Z	1,000.00	903.85	24.39%	115.13

Income Fund
Actual Fund Return
Class A	$1,000.00	$705.80	15.37%	$65.01
Class C	1,000.00	704.20	16.02%	67.69
Class Z	1,000.00	706.10	15.02%	63.54

Hypothetical 5% Return
Class A	$1,000.00	$948.58	15.37%	$74.26
Class C	1,000.00	945.35	16.02%	77.27
Class Z	1,000.00	950.31	15.02%	72.63

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 365.
Approval of Investment Advisory Agreement
Each of the Long/Short Equity Fund, High Income Fund and Income Fund (each a “Fund” and, for the purposes of this section, collectively, the “Funds”) has retained the Investment Adviser to manage its assets pursuant to a separate Investment Advisory Agreement with the Investment Adviser (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). Each Advisory Agreement has been approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees.
Following an initial term of two years, each Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of each Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of each Fund casting votes in person at a meeting called for such purpose.
At a meeting held on December 18-19, 2008, the Board, as requested through Fund counsel and the independent Trustees’ independent legal counsel, received from the Investment Adviser written and oral information, including: (i) information confirming the financial soundness of the Investment Adviser; (ii) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (iii) information on the internal compliance procedures of the Investment Adviser; (iv) comparative information showing (a) the fees payable under the Advisory Agreements versus the investment advisory fees of (1) certain registered investment companies that follow investment strategies similar to those of the Funds and (2) certain private pooled investment vehicles managed by the Investment Adviser, (b) the expense ratios of the Funds versus other registered investment companies that follow investment strategies similar to those of the Funds, (c) the performance of the Funds versus (1) certain other registered investment companies that follow investment strategies similar to those of the Funds, (2) certain private pooled investment vehicles managed by the Investment Adviser in the case of the Long/Short Equity Fund and (3) certain indices and (d) the profitability of the Long/Short Equity Fund versus certain private pooled investment vehicles managed by the Investment Adviser; (v) information regarding brokerage and portfolio transactions; and (vi) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. The Board reviewed and considered various factors discussed in the legal memorandum from the Independent Trustees’ independent legal counsel, the detailed information provided by the Investment Adviser and other relevant information and factors.
The Board’s conclusion as to the continuation of the Advisory Agreements was based on a comprehensive consideration of all information provided to the Board and not the result of any single factor. Some of the factors that figured particularly in the Board’s deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. The fee arrangements for the Funds and other funds managed by the Investment Adviser are the result of review and discussion between the Independent Trustees and the Investment Adviser since each Fund’s inception. Certain aspects of such arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of these same arrangements during the course of the year and in prior years.
The nature, extent, and quality of the services provided by the Investment Adviser
The Board considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities and investment management staff. The Board discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of each Fund’s portfolio management team. The Board reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. It also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Board concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing
Semi-Annual Report | 39

ADDITIONAL INFORMATION (unaudited) (continued)

February 28, 2009	Highland Funds I
its duties under each Advisory Agreement and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s Historical Performance in Managing the Funds
The Board reviewed the Investment Adviser’s historical performance in managing the Funds over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. The Board discussed relative performance and contrasted (i) the performance of the Long/Short Equity Fund versus that of (a) the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund, (b) Highland Equity Focus Fund and Highland Select Equity Fund, each a private pooled investment vehicle managed by the Investment Adviser, and (c) the Credit Suisse/Tremont Long/Short Equity Index and the S&P 500 Index; (ii) the performance of the High Income Fund versus that of (a) the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund and (b) the Credit Suisse High Yield Index and the Barclays Capital Aggregate Bond Index (formerly, the Lehman Brothers Aggregate Bond Index); and (iii) the performance of the Income Fund versus that of (a) the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund and (b) the Credit Suisse High Yield Index and the Barclays Capital Aggregate Bond Index. The Board concluded that they were satisfied with the Investment Adviser’s responses and efforts relating to performance.
The costs of the services to be provided by the Investment Adviser and the profits realized by the Investment Adviser and its affiliates from the relationship with the Funds
The Board also gave substantial consideration to the fees payable under each Advisory Agreement, including: (i) the annual fee as a portion of each Fund’s Average Daily Managed Assets paid to the Investment Adviser under the Fund’s Advisory Agreement and the administration agreement between such Fund and the Investment Adviser; (ii) the expenses the Investment Adviser incurs in providing advisory services; (iii) the profitability of the Long/Short Equity Fund as compared to the profitability of Highland Equity Focus Fund and Highland Select Equity Fund and (iv) a comparison of the fees payable to the Investment Adviser under each Advisory Agreement to fees payable to (a) other investment advisers serving other registered investment companies that follow investment strategies similar to those of the Funds and (b) the Investment Adviser by Highland Equity Focus Fund and Highland Select Equity Fund in the case of the Long/Short Equity Fund. After reviewing these and related factors, the Board determined that the fees payable to the Investment Adviser under each Advisory Agreement represent reasonable compensation in light of the services being provided by the Investment Adviser to each Fund.
The extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of shareholders
The Board considered the asset level of each Fund, the various breakpoints in each Fund’s fees and the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees noted the minimal assets of each Fund and concluded that the fee structure is reasonable and appropriate and, in view of each Fund’s net assets, the potential for realization of economies of scale is not a material factor at this time.
Following a further discussion of the factors deemed material, including those described above, and the merits of each Advisory Agreement and its various provisions, the Board of Trustees, including all of the Independent Trustees, determined that each Advisory Agreement, including the advisory fee paid to the Investment Adviser under such Advisory Agreement, is fair and reasonable to each Fund and approved the continuation, for a period of one year commencing December 31, 2008, of each Advisory Agreement.
40 | Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT
Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860
Underwriter
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110
This report has been prepared for shareholders of Highland Long/Short Equity Fund (formerly Highland Equity Opportunities Fund), Highland Healthcare Fund, Highland High Income Fund and Highland Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may obtain the Form N-Q by visitng the Funds’ website at www.hcmlp.com.
The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.
Semi-Annual Report | 41

Highland Funds I

Semi-Annual Report, February 28, 2009

HIGHLAND FUNDS
managed by
Highland Capital Management, L.P.

P.O. Box 9840
Providence, RI 02940-8040

www.highlandfunds.com

HLC-HFI-SEMI-02/09

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Highland Long/Short Equity Fund and the Highland Healthcare Fund are included as part of the report to shareholders filed under Item 1 of this form. As of the close of the reporting period, the Highland High Income Fund and the Highland Income Fund did not own any securities.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Funds I

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date	5/4/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date	5/4/09

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date	5/4/09

*	Print the name and title of each signing officer under his or her signature.